Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2018
MML Managed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML Managed Bond Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MML SERIES INVESTMENT FUND II

MML Managed Bond Fund

(the “Fund”)

Supplement dated April 11, 2019 to the

Prospectus dated May 1, 2018 and the
Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 40 of the Prospectus):

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB− or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC (“Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.

The second, third and sixth paragraphs found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 40-41 of the Prospectus) are deleted in full.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The paragraphs labeled “Below Investment Grade Debt Securities Risk,” “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” and “Sovereign Debt Obligations Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance (pages 42-44 of the Prospectus) are deleted in full.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE